Tangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Property, plant and equipment [abstract]
Tangible assets
13. Tangible assets
Property, plant and equipment as of June 30, 2024, and December 31, 2023, are as follows:

						(Unit: USD)
As of June 30, 2024
Classification	Beginning	Acquisition	Disposal	Depreciation	Others (*)	Ending
Lands	5,312,578	—	—	—	(334,048)	4,978,530
Buildings	3,010,192	—	—	(59,008)	(187,965)	2,763,219
Structures	9,121	—	—	(288)	(568)	8,265
Machineries	1,869,913	—	—	(145,752)	(114,336)	1,609,825
Vehicles	12,059	—	—	(1,747)	(719)	9,593
Tools	232	—	—	(39)	(13)	180
Furniture	44,867	13,682	—	(11,779)	(2,300)	44,470
Facilities	43,218	—	—	(9,181)	(2,513)	31,524
ROU assets	184,298	18,193	(30,813)	(123,231)	(8,568)	39,879

Total	10,486,478	31,875	(30,813)	(351,025)	(651,030)	9,485,485

(*)	Others are due to differences in foreign currency translations associated with overseas subsidiaries.

							(Unit: USD)
As of December 31, 2023
Classification	Beginning	Acquisition	Disposal	Depreciation	Impairments	Others (*)	Ending
Lands	5,449,778	—	—	—	—	(137,200)	5,312,578
Buildings	3,214,244	—	—	(122,017)	—	(82,036)	3,010,192
Structures	9,974	—	—	(596)	—	(258)	9,121
Machineries	2,085,058	173,609	—	(316,424)	(19,004)	(53,326)	1,869,913
Vehicles	16,111	—	(1)	(3,612)	—	(439)	12,059
Tools	12,786	—	—	(12,373)	—	(181)	232
Furniture	67,591	17,606	—	(37,222)	—	(3,109)	44,867
Facilities	64,781	—	—	(19,751)	—	(1,812)	43,218
ROU assets	134,847	298,077	(1,589)	(244,122)	—	(2,915)	184,298

Total	11,055,170	489,292	(1,590)	(756,117)	(19,004)	(281,273)	10,486,478

(*)	Others are due to differences in foreign currency translations associated with overseas subsidiaries.

13. Tangible assets
Property, plant and equipment as of December 31, 2023, and December 31, 2022, are as follows:

							(Unit: USD)
	As of December 31, 2023
Classification	Beginning	Acquisition	Disposal	Depreciation	Impairments	Others (*)	Ending

Lands	5,449,778	—	—	—	—	(137,200)	5,312,578
Buildings	3,214,244	—	—	(122,017)	—	(82,036)	3,010,192
Structures	9,974	—	—	(596)	—	(258)	9,121
Machineries	2,085,058	173,609	—	(316,424)	(19,004)	(53,326)	1,869,913
Vehicles	16,111	—	(1)	(3,612)	—	(439)	12,059
Tools	12,786	—	—	(12,373)	—	(181)	232
Furniture	67,591	17,606	—	(37,222)	—	(3,109)	44,867
Facilities	64,781	—	—	(19,751)	—	(1,812)	43,218
ROU assets	134,847	298,077	(1,589)	(244,122)	—	(2,915)	184,298

Total	11,055,170	489,292	(1,590)	(756,117)	(19,004)	(281,273)	10,486,478

(*)	Others are due to differences in foreign currency translations associated with overseas subsidiaries.

							(Unit: USD)
	As of December 31, 2022
Classification	Beginning	Acquisition	Addition from acquisition	Depreciation	Disposal	Others (*)	Ending
Lands	4,543,328	3,233,219	—	—	(2,090,933)	(235,836)	5,449,778
Buildings	7,343,309	2,152,654	—	(234,555)	(5,535,877)	(511,287)	3,214,244
Structures	448,653	—	—	(11,520)	(391,586)	(35,573)	9,974
Machineries	2,972,429	1,179,928	—	(643,617)	(1,234,535)	(189,147)	2,085,058
Vehicles	2,328	18,262	—	(4,667)	—	188	16,111
Tools	20,874	—	23,268	(15,195)	(1)	(16,160)	12,786
Furniture	45,287	21,672	116,985	(25,217)	—	(91,136)	67,591
Facilities	273,904	—	—	(187,572)	(1,198)	(20,353)	64,781
ROU assets	359,543	24,525	—	(223,981)	—	(25,240)	134,847

Total	16,009,655	6,630,260	140,253	(1,346,324)	(9,254,130)	(1,124,544)	11,055,170

(*)	Others are due to differences in foreign currency translations associated with overseas subsidiaries.